Revenue - Major Revenue by Region (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-Current Assets by Region
Cloud Revenue	€ 17,141	€ 13,664	€ 11,426
Cloud and Software Revenue	29,830	26,924	25,391
Revenue	34,176	31,207	29,520
EMEA
Non-Current Assets by Region
Cloud Revenue	6,892	5,241	4,137
Cloud and Software Revenue	13,534	12,028	11,081
Revenue	15,575	14,004	12,909
Americas
Non-Current Assets by Region
Cloud Revenue	7,872	6,642	5,810
Cloud and Software Revenue	11,987	10,959	10,456
Revenue	13,808	12,762	12,227
APJ
Non-Current Assets by Region
Cloud Revenue	2,377	1,781	1,478
Cloud and Software Revenue	4,308	3,937	3,855
Revenue	€ 4,793	€ 4,441	€ 4,384